ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
May 31, 2020
Trade and other receivables [Abstract]
Schedule of detailed information about trade and other receivables
	May 31	May 31
	2020	2019
Royalty and stream receivables	$—	$129,960
GST and other tax recoverable	180,943	195,350
Other receivables	51,099	—
	$232,042	$325,310